Financial instruments and related risk management (Aging of trade receivables) (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 338,426	$ 309,570
Corporate customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	336,369
Other Customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	2,057
Current [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	337,384
Current [Member] | Corporate customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	336,369
Current [Member] | Other Customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	1,015
1-30 Days Past Due [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	32
1-30 Days Past Due [Member] | Corporate customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	0
1-30 Days Past Due [Member] | Other Customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	32
More Than 30 Days Past Due [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	1,010
More Than 30 Days Past Due [Member] | Corporate customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	0
More Than 30 Days Past Due [Member] | Other Customers [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 1,010